Average Annual Total Returns{- Gold Portfolio} - 02.28 Select Portfolios: Group 8 Materials Sector Retail Combo PRO-17 - Gold Portfolio	Gold Portfolio Return Before Taxes Past 1 year	Gold Portfolio Return Before Taxes Past 5 years	Gold Portfolio Return Before Taxes Past 10 years	Gold Portfolio After Taxes on Distributions Past 1 year	Gold Portfolio After Taxes on Distributions Past 5 years	Gold Portfolio After Taxes on Distributions Past 10 years	Gold Portfolio After Taxes on Distributions and Sales Past 1 year	Gold Portfolio After Taxes on Distributions and Sales Past 5 years	Gold Portfolio After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	IXZGF Past 1 year	IXZGF Past 5 years	IXZGF Past 10 years
Total	(10.43%)	7.79%	(3.71%)	(10.71%)	7.35%	(4.04%)	(5.87%)	6.04%	(2.80%)	28.71%	18.47%	16.55%	(7.71%)	11.52%	(2.13%)